Completed Acquisitions Purchase Price (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 29, 2012 One Lambda [Member]	May 31, 2012 Doe & Ingalls [Member]	Aug. 31, 2011 Phadia [Member]	May 31, 2011 Dionex [Member]	Feb. 28, 2010 Ahura Scientific [Member]	Mar. 31, 2010 Finnzymes [Member]	Jul. 31, 2010 Fermentas [Member]	Dec. 31, 2012 Other Acquisitions [Member]	Dec. 31, 2011 Other Acquisitions [Member]	Dec. 31, 2010 Other Acquisitions [Member]
Purchase Price
Cash paid	$ 1,079.0	$ 5,893.7	$ 652.3	$ 878.8	$ 174.8	$ 3,655.2	$ 2,140.8	$ 164.0	$ 59.0	$ 278.7	$ 25.4	$ 97.7	$ 150.6
Debt assumed		3.5	5.3			0.3	3.2	0.6		3.6			1.1
Purchase price payable	7.3	0.4		7.3								0.4
Fair value of contingent consideration	19.9	1.4	23.5	13.1	1.5			19.6			5.3	1.4	3.9
Cash acquired	(1.3)	(233.0)	(45.8)	(1.3)		(117.2)	(114.9)	(17.8)	(0.7)	(21.9)		(0.9)	(5.4)
Total Purchase Price	$ 1,104.9	$ 5,666.0	$ 635.3	$ 897.9	$ 176.3	$ 3,538.3	$ 2,029.1	$ 166.4	$ 58.3	$ 260.4	$ 30.7	$ 98.6	$ 150.2